RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Risks Associated With Entities Activities [Abstract]
Schedule of sensitivity analysis for changes in freight rates
USDm	2018	2017	2016
Decrease in freight rates of USD/day
1,000:
Changes in profit before tax	24.1	25.0	26.7
Changes in equity	24.1	25.0	26.7

Schedule of sensitivity analysis, impact of 10 percent per ton increase in bunker prices
USDm	2018	2017	2016

Increase in the bunker prices of 10% per ton:
Changes in profit before tax	-18.3	-15.6	-12.8
Changes in equity	-18.3	-15.6	-12.8

Schedule of sensitivity analysis, impact of 10 percent change in exchange rate
USDm	2018	2017	2016

Effect of a 10% increase of DKK and EUR:
Changes in profit before tax	-2.5	-1.7	-2.8
Changes in equity	-2.5	-1.7	-2.8

Schedule of sensitivity analysis, impact of 1 percent point increase in interest rate
USDm	2018	2017	2016
Effect of a 1%-point increase in interest rates:
Changes in profit before tax	-3.2	-2.5	-3.3
Changes in equity	3.6	6.8	9.5